Schedule of operating costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		$ 14,003	$ 8,361
Personnel [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		6,373	5,720
Purchased Services And Materials [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs	[1]	6,201	2,015
Travel [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		712	42
Facilities And Other Expenses [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		$ 717	$ 584

[1]	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.